Schedule of Investments (unaudited) June 30, 2019	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction Materials — 2.3%
Eagle Materials Inc.	16,702	$1,548,275
Martin Marietta Materials Inc.	23,652	5,442,562
Summit Materials Inc., Class A(a)(b)	42,417	816,527
Vulcan Materials Co.	49,999	6,865,363

		14,672,727

Containers & Packaging — 6.9%
AptarGroup Inc.	23,918	2,973,964
Avery Dennison Corp.	31,957	3,696,786
Ball Corp.	126,704	8,868,013
Berry Global Group Inc.(a)	49,811	2,619,560
Crown Holdings Inc.(a)(b)	51,228	3,130,031
Graphic Packaging Holding Co.	111,764	1,562,461
Greif Inc., Class A, NVS	9,944	323,677
International Paper Co.	150,396	6,515,155
Owens-Illinois Inc.	58,762	1,014,820
Packaging Corp. of America	35,764	3,409,024
Sealed Air Corp.	58,934	2,521,196
Silgan Holdings Inc.	29,452	901,231
Sonoco Products Co.	37,867	2,474,230
Westrock Co.	97,293	3,548,276

		43,558,424

Energy Equipment & Services — 7.7%
Apergy Corp.(a)	29,293	982,487
Baker Hughes a GE Co.	194,899	4,800,362
Core Laboratories NV	16,785	877,520
Dril-Quip Inc.(a)(b)	13,714	658,272
Ensco Rowan PLC, Class A	74,521	635,664
Frank’s International NV(a)	27,842	152,017
Halliburton Co.	330,818	7,522,801
Helmerich & Payne Inc.	41,834	2,117,637
National Oilwell Varco Inc.	146,077	3,247,292
Oceaneering International Inc.(a)	37,443	763,463
Patterson-UTI Energy Inc.	79,273	912,432
RPC Inc.	21,774	156,991
Schlumberger Ltd.	524,296	20,835,523
TechnipFMC PLC	159,420	4,135,355
Transocean Ltd.(a)	192,160	1,231,746

		49,029,562

Metals & Mining — 9.7%
Agnico Eagle Mines Ltd.(b)	89,212	4,571,223
Alcoa Corp.(a)	70,222	1,643,897
B2Gold Corp.(a)(b)	380,318	1,152,364
Barrick Gold Corp.(b)	663,153	10,457,923
Compass Minerals International Inc.	12,826	704,789
Franco-Nevada Corp.	70,860	6,014,597
Freeport-McMoRan Inc.	549,087	6,374,900
Kinross Gold Corp.(a)(b)	474,014	1,839,174
Kirkland Lake Gold Ltd.	70,752	3,036,676
Newmont Goldcorp. Corp.	310,249	11,935,279
Pan American Silver Corp.(b)	79,276	1,023,453
Royal Gold Inc.	24,801	2,541,854
Teck Resources Ltd., Class B(b)	187,864	4,332,144
Turquoise Hill Resources Ltd.(a)(b)	373,230	462,805
Wheaton Precious Metals Corp.(b)	168,674	4,078,537
Yamana Gold Inc.(b)	359,689	906,416

		61,076,031

Security	Shares	Value

Oil, Gas & Consumable Fuels — 72.8%
Anadarko Petroleum Corp.	190,065	$13,410,986
Antero Resources Corp.(a)	81,909	452,957
Apache Corp.	142,289	4,122,112
Cabot Oil & Gas Corp.	160,220	3,678,651
Callon Petroleum Co.(a)(b)	86,268	568,506
Cameco Corp.(b)	149,812	1,607,483
Canadian Natural Resources Ltd.	452,613	12,206,973
Cenovus Energy Inc.(b)	386,016	3,404,661
Centennial Resource Development Inc./DE, Class A(a)(b)	72,070	547,011
Cheniere Energy Inc.(a)	83,794	5,735,699
Chesapeake Energy Corp.(a)(b)	395,767	771,746
Chevron Corp.	498,419	62,023,260
Cimarex Energy Co.	38,394	2,277,916
CNX Resources Corp.(a)	73,724	538,922
Concho Resources Inc.(b)	75,927	7,834,148
ConocoPhillips	427,801	26,095,861
Continental Resources Inc./OK(a)(b)	32,803	1,380,678
Crescent Point Energy Corp.(b)	207,179	683,691
CVR Energy Inc.	11,033	551,540
Delek U.S. Holdings Inc.	26,762	1,084,396
Devon Energy Corp.	157,156	4,482,089
Diamondback Energy Inc.	58,590	6,384,552
Enbridge Inc.	766,007	27,637,533
Encana Corp.(b)	547,085	2,806,546
Enerplus Corp.	89,871	676,729
EOG Resources Inc.	219,663	20,463,805
EQT Corp.	96,716	1,529,080
Equitrans Midstream Corp.(a)	77,222	1,522,046
Exxon Mobil Corp.	807,085	61,846,924
Hess Corp.	96,476	6,132,979
HollyFrontier Corp.	59,467	2,752,133
Jagged Peak Energy Inc.(a)	23,252	192,294
Kinder Morgan Inc./DE	736,907	15,386,618
Kosmos Energy Ltd.	89,623	561,936
Marathon Oil Corp.	309,591	4,399,288
Marathon Petroleum Corp.	250,805	14,014,983
Matador Resources Co.(a)	39,281	780,906
Murphy Oil Corp.	61,775	1,522,754
Noble Energy Inc.	181,016	4,054,758
Oasis Petroleum Inc.(a)	102,391	581,581
Occidental Petroleum Corp.	283,133	14,235,927
ONEOK Inc.	156,239	10,750,806
Parsley Energy Inc., Class A(a)	100,024	1,901,456
PBF Energy Inc., Class A	45,364	1,419,893
PDC Energy Inc.(a)(b)	25,088	904,673
Peabody Energy Corp.	29,966	722,181
Pembina Pipeline Corp.(b)	193,400	7,196,414
Phillips 66	158,096	14,788,300
Pioneer Natural Resources Co.	63,755	9,809,344
QEP Resources Inc.(a)	90,108	651,481
Range Resources Corp.(b)	78,904	550,750
SM Energy Co.	39,084	489,332
Southwestern Energy Co.(a)	204,839	647,291
Suncor Energy Inc.	594,630	18,528,671
Targa Resources Corp.	87,999	3,454,841
TC Energy Corp.	349,583	17,311,350
Tellurian Inc.(a)(b)	35,730	280,481
Valero Energy Corp.	157,937	13,520,987
Vermilion Energy Inc.(b)	57,998	1,260,297
Whiting Petroleum Corp.(a)(b)	34,549	645,375

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Williams Companies Inc. (The)	458,673	$12,861,191
World Fuel Services Corp.	25,453	915,290
WPX Energy Inc.(a)	150,245	1,729,320

		461,282,382

Paper & Forest Products — 0.4%
Domtar Corp.	23,883	1,063,510
Louisiana-Pacific Corp.	46,727	1,225,182
Norbord Inc.	18,578	460,549

		2,749,241

Total Common Stocks — 99.8% (Cost: $857,091,852)		632,368,367

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	25,563,316	25,576,097

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	781,162	$781,162

		26,357,259

Total Short-Term Investments — 4.1% (Cost: $26,349,651)		26,357,259

Total Investments in Securities — 103.9% (Cost: $883,441,503)		658,725,626

Other Assets, Less Liabilities — (3.9)%		(24,938,370)

Net Assets — 100.0%		$633,787,256

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	34,147,105	(8,583,789)	25,563,316	$25,576,097	$21,304	(a)	$2,697	$771
BlackRock Cash Funds: Treasury, SL Agency Shares	1,102,336	(321,174)	781,162	781,162	4,486		—	—

				$26,357,259	$25,790		$2,697	$771

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$632,368,367	$—	$—	$632,368,367
Money Market Funds	26,357,259	—	—	26,357,259

	$658,725,626	$—	$—	$658,725,626

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2